Acquisitions and Disposals	12 Months Ended
Dec. 31, 2023
Acquisitions and Disposals [Abstract]
Acquisitions and disposals

(3) Acquisitions and disposals

Acquisitions and disposal in 2023

The Group made certain acquisitions during the year ended December 31, 2023 as follows:

(a)	Acquisition of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”)

On January 3, 2023, the Group entered into share purchase agreement with the shareholders of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”), an insurance intermediary primarily engaging for delivering life insurance products in China, to acquire 57.73% of the equity interests of Zhongrong. The total purchase price consisted of stock consideration valued at RMB153,732 through issuing 61,853,580 of the Company’s ordinary shares and a contingent asset of RMB7,162. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur future payments if necessary conditions have not been satisfied respectively by the end of a lock-up period of three years.

The acquisition of Zhongrong was accounted for using the acquisition method of accounting, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Zhongrong and the discount rate applied to those cash flows as well as management’s assessment on probability of achieving required performance targets. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Zhongrong are included in the agency segment as they are in similar businesses. Contingent consideration, included in other non-current asset in the consolidated balance sheets, is initially and subsequently measured with changes in fair value reflected in the consolidated statements of income and comprehensive Income. The Fair value of the non-controlling interest was estimated with reference to the purchase price per share as of the acquisition date.

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	153,732
Contingent consideration	(7,162)
Total	146,570
Add: Non-controlling interest	107,318
253,888

RMB
Assets acquired
Cash and cash equivalents and restricted cash	17,174
Intangible assets acquired	61,472
- software	5,900
- Non-compete agreements	8,423
- Agent resources	28,749
- Insurance broker license	18,400
Accounts receivable and contract assets	163,396
Other assets	16,651
Total assets acquired	258,693

Liabilities Assumed
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Goodwill	206,684

Goodwill arising from the acquisition of this insurance intermediate was attributable to the benefit of expected synergies as of the date of acquisition and recorded in insurance agency segment. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from January 3, 2023, and the results of operations for the aforementioned acquisition is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the acquisition of Zhongrong as it is immaterial to the reported results.

(b)	Acquisition of Jilin Zhongji Shi’An Insurance Agency Co., Ltd. (“Zhongji”)

On February 6, 2023, the Group entered into share purchase agreement with the shareholders of Jilin Zhongji Shi’An Insurance Agency Co., Ltd. (“Zhongji”), an insurance intermediary primarily engaging for delivering life insurance products in China, to acquire 51% of the equity interests of Zhongji. The total purchase price as of the acquisition date, i.e., March 1, 2023 consisted of a stock consideration valued at RMB35,311 through issuing 13,660,720 of the Company’s ordinary shares and a contingent liability of RMB74. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur a future payments if necessary conditions have not been satisfied by the end of a lock-up period of three years.

The acquisition of Zhongji was accounted for using the acquisition method, and the purchase price allocation was based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Zhongji and the discount rate applied to those cash flows as well as management’s assessment on probability of achieving required performance targets. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Zhongji are included in the agency segment as they are in similar businesses. Contingent consideration included in other non-current asset in the consolidated balance sheets is initially and subsequently measured with changes in fair value reflected in the consolidated statements of income and comprehensive Income. The Fair value of the non-controlling interest was estimated with reference to the purchase price per share as of the acquisition date.

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	35,311
Contingent consideration	74
Total	35,385
Add: Non-controlling interest	33,998
69,383

RMB
Assets acquired
Cash and cash equivalents and restricted cash	1,226
Intangible assets acquired	10,930
- Non-compete agreements	1,350
- Agent resources	7,180
- Insurance distribution license	2,400
Accounts receivable and contract assets, net	7,188
Other assets	2,602
Total assets acquired	21,946

Liabilities Assumed
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Goodwill	57,468

Goodwill arising from the acquisition of this agency intermediate was attributable to the benefit of expected synergies as of the date of acquisition and recorded in insurance agency segment. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from March 1, 2023, and the results of operations for the aforementioned acquisition is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the acquisition of Zhongji as it is immaterial to the reported results.

(c)	Acquisition and disposal of Wuhan Taiping Online Insurance Agency Co., Ltd. (“Taiping”)

On February 8, 2023, the Group entered into share purchase agreement with the shareholders of Wuhan Taiping Online Insurance Agency Co., Ltd. (“Taiping”), an insurance intermediary primarily engaging for delivering life insurance products in China, to acquire 51% of the equity interests of Taiping. The total purchase price as of the acquisition date, i.e., March 1, 2023 consisted of a stock consideration valued at RMB23,541 through issuing 9,107,140 of the Company’s ordinary shares and a contingent asset of RMB1,554. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur a future payments if all necessary conditions have not been satisfied by the end of a lock-up period of three years.

The acquisition of Taiping was accounted for using the acquisition method of accounting, and the purchase price allocation was based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Taiping and the discount rate applied to those cash flows as well as management’s assessment on probability of achieving required performance targets. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Taiping are included in the agency segment as they are similar businesses. The Fair value of the non-controlling interest was estimated with reference to the purchase price per share as of the acquisition date.

The fair value of the purchase price was RMB21,987 as of the acquisition date which has been allocated based on the fair value of the assets acquired and liabilities assumed. RMB33,361 and RMB10,420 were allocated to goodwill and identified intangible assets, respectively. Contingent consideration is included in other non-current asset in the consolidated balance sheets is initially and subsequently measured with changes in fair value reflected in the consolidated statements of income and comprehensive Income. The result of operation has been consolidated by the Group from March 1, 2023 which is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the acquisition of Taiping as it is immaterial to the reported results.

Given that Taiping failed to meet certain performance targets in due course, 9,107,140 ordinary shares previously issued were repurchased by the Company whom in turn surrendered its equity interests of Taiping, pursuant to a supplementary agreement entered on November 30, 2023. A disposal gain of RMB139 was recorded in others, net for the year ended December 31, 2023.

The business of Taiping was not integrated into insurance agency segment as it was disposed of shortly after it has been acquired and thus the benefits of the acquired goodwill were never realized by the rest of the reporting unit. The current carrying amount of the goodwill arising from the acquisition of Taiping that has been assigned to the agency segment was included in the carrying amount of Taiping to be disposed of.

(d)	Other Acquisitions

In November of 2023, to implement Group’s overseas expansion strategy, the Group, through its subsidiary acquired 100% equity interest in Aasure Insurance Broker Limited, a Hong Kong insurance intermediate for cash consideration of RMB2,650. As close to 90% of the fair value of the gross assets acquired by the Group is associated with the brokerage license, the acquisition is considered an asset acquisition.

The Group acquired 100% equity interest in Puyi Family Office (Chengdu) Enterprises Management Consulting Co., Ltd., or Puyi Family Office (Chengdu) from HPH for a nominal consideration on December 31, 2023. Puyi Family Office (Chengdu) primarily engages in family office business.

Pro forma results of operations for all the individually immaterial business combinations have not been presented because they are not material collectively to the reported results for the year ended December 31, 2023.

Acquisition of an agency intermediate company in 2022

In August of 2022, the Group acquired 100% equity interest in an agency intermediate for cash consideration of RMB31,390. The Group accounted for this acquisition as business combination.

The consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from the acquisition are as follows:

RMB
Consideration:
Cash	31,390
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	9,819
Short term investments	5,360
Accounts receivables	401
Other receivable and current assets	33,192
Property and equipment	11
Right of use assets	521
Total assets acquired	49,304
Accounts payables	(4,532)
Accrued expenses and other current liabilities	(13,045)
Lease liability	(465)
Total liabilities assumed	(18,042)
Net assets acquired	31,262
Goodwill	128

Goodwill arising from the acquisition of this agency intermediate was attributable to the benefit of expected synergies as of the date of acquisition and recorded in insurance agency segment. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from August 2022, and the results of operations for the aforementioned acquisition is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the aforementioned business acquisition in the fiscal year 2022 as it is immaterial to the reported results.

Disposal of subsidiaries in 2021

In 2021, the Group disposed of two subsidiaries for a total consideration of RMB3,600 and recognized a gain of RMB2,051 in aggregate. As of December 31, 2021, RMB600 of the consideration remained outstanding as a payable which was subsequently settled in 2022.